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MetLife Investors Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                              March 5, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

           Re:   MetLife Investors Variable Annuity Account One
                 File No. 811-05200

Commissioners:

      Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

The annual reports for certain portfolios of Dreyfus Stock Index Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000846800, File No. 811-05719.

The annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain portfolios of First American Insurance Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001101885, File No. 811-09765.
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MetLife Investors Variable Annuity Account One
File No. 811-05200 - Page 2

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain series of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361.

The annual reports for certain series of INVESCO Variable Investment Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000912744, File No. 811-08038.

The annual reports for certain series of Liberty Variable Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000898445, File No. 811-07556.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The annual reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.
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MetLife Investors Variable Annuity Account One
File No. 811-05200 - Page 3

The annual reports for certain portfolios of Scudder Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,



                                        Linda M. Mason